RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ (29,261,568)	$ (28,773,464)
Estimated share of loss	(437,128)	(562,650)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	27,468,772	27,893,359
Impairment loss in investment in operating limited partnerships	(3,397,130)	(4,659,927)
Historic tax credits	5,325,806	5,325,806
Other	301,248	776,876
Investments in operating limited partnerships - as reported	0	0
Series Fifteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(5,701,029)	(6,939,252)
Estimated share of loss	(48,582)	(76,193)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,078,894	6,350,536
Impairment loss in investment in operating limited partnerships	(189,424)	(747,267)
Historic tax credits	0	0
Other	860,141	1,412,176
Investments in operating limited partnerships - as reported	0	0
Series Sixteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(11,373,043)	(10,360,889)
Estimated share of loss	0	0
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	9,143,256	8,177,820
Impairment loss in investment in operating limited partnerships	(1,326,748)	(1,326,748)
Historic tax credits	1,844,836	1,844,836
Other	1,711,699	1,664,981
Investments in operating limited partnerships - as reported	0	0
Series Seventeen [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(3,872,136)	(4,434,830)
Estimated share of loss	(132,121)	(230,032)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,426,234	5,187,226
Impairment loss in investment in operating limited partnerships	(606,894)	(1,311,848)
Historic tax credits	1,100,310	1,100,310
Other	(915,393)	(310,826)
Investments in operating limited partnerships - as reported	0	0
Series Eighteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(5,826,248)	(4,780,042)
Estimated share of loss	(237,589)	(237,589)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,555,949	5,062,616
Impairment loss in investment in operating limited partnerships	(963,351)	(963,351)
Historic tax credits	2,062,333	2,062,333
Other	(591,094)	(1,143,967)
Investments in operating limited partnerships - as reported	0	0
Series Nineteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,489,112)	(2,258,451)
Estimated share of loss	(18,836)	(18,836)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,264,439	3,115,161
Impairment loss in investment in operating limited partnerships	(310,713)	(310,713)
Historic tax credits	318,327	318,327
Other	(764,105)	(845,488)
Investments in operating limited partnerships - as reported	$ 0	$ 0